Segment Disclosures (Notes)	3 Months Ended
Mar. 31, 2016
Segment Reporting, Disclosure of Entity's Reportable Segments [Abstract]
Segment Disclosures
OPERATING SEGMENTS

Our revenues are derived from three operating segments: Gathering, Processing and Terminalling and Transportation. Our Gathering segment consists of crude oil and natural gas gathering systems in the Bakken Shale/Williston Basin area of North Dakota and Montana and the Green River Basin, Uinta Basin and Vermillion Basin in the states of Utah, Colorado and Wyoming. Our Processing segment consists of four gas processing complexes, including Green River Processing, LLC, which owns one fractionation facility and two gas processing complexes. Our Terminalling and Transportation segment consists of crude oil and refined products terminals and marine terminals, storage facilities for crude oil, refined products and petroleum coke handling, rail-car unloading facilities and pipelines, which transport products and crude oil.

Our revenues are generated from third-party contracts and from commercial agreements we have entered into with Tesoro, under which Tesoro pays us fees for gathering crude oil and natural gas, processing natural gas and distributing, transporting and storing crude oil, refined products, natural gas and natural gas liquids. The commercial agreements with Tesoro are described in greater detail in Note 3 to our Annual Report on Form 10-K for the year ended December 31, 2015. We do not have any foreign operations.

Our operating segments are strategic business units that offer different services in various geographical locations. We evaluate the performance of each segment based on its respective operating income. Certain general and administrative expenses are excluded from segment operating income as they are not directly attributable to a specific operating segment. Identifiable assets are those used by the segment, whereas other assets are principally cash and other assets that are not associated with a specific operating segment.

SEGMENT INFORMATION RELATED TO CONTINUING OPERATIONS (in millions)

	Three Months Ended March 31,
	2016	2015
Revenues
Gathering:
Affiliate	$22	$26
Third-party	69	51
Total Gathering	91	77
Processing
Affiliate	26	20
Third-party	45	47
Total Processing	71	67
Terminalling and Transportation:
Affiliate	121	102
Third-party	17	17
Total Terminalling and Transportation	138	119
Total Segment Revenues	$300	$263
Segment Operating Income
Gathering	$40	$34
Processing	29	24
Terminalling and Transportation	68	57
Total Segment Operating Income	137	115
Unallocated general and administrative expenses	(12)	(12)
Interest and financing costs, net	(44)	(37)
Equity in earnings of unconsolidated affiliates	4	3
Other income, net	6	—
Net Earnings	$91	$69

Capital Expenditures
Gathering	$25	$51
Processing	5	1
Terminalling and Transportation	11	15
Total Capital Expenditures	$41	$67